Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Collaboration revenue - related party	$ 0	$ 0	$ 38,592
License-related revenue	30,000	2,687	87,570
Total revenue	30,000	2,687	126,162
Operating expenses:
Research and development	67,003	53,572	41,018
General and administrative	24,866	25,128	23,558
Total operating expenses	91,869	78,700	64,576
Income (loss) from operations	(61,869)	(76,013)	61,586
Interest expense	(3,146)	(2,546)	(2,855)
Other income, net	1,429	74	606
Net income (loss)	$ (63,586)	$ (78,485)	$ 59,337
Net income (loss) per share - basic (in dollars per share)	$ (1.14)	$ (1.77)	$ 1.67
Weighted average commons shares outstanding—basic (shares)	55,761,386	44,243,317	35,545,121
Net income (loss) per share - diluted (in dollars per share)	$ (1.14)	$ (1.77)	$ 1.57
Weighted average common shares outstanding—diluted (shares)	55,761,386	44,243,317	38,141,793
Comprehensive income (loss):
Net income (loss)	$ (63,586)	$ (78,485)	$ 59,337
Other comprehensive loss:
Unrealized loss on marketable securities, net of tax	(794)	(221)	(103)
Comprehensive income (loss)	$ (64,380)	$ (78,706)	$ 59,234